Equity - other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on re-measurement of defined benefit plans	€ (64)	€ 584	€ 679
Share of gains/(losses) on re-measurement of defined benefit plans for equity method investees	2	(5)	(2)
Items relating to discontinued operations	0	0	4
Total Items that will not be reclassified to the Consolidated Income Statement	(62)	579	681
Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(losses) on cash flow hedging instruments arising during the period	66	(54)	63
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	81	(195)	123
Total Gains/(losses) on cash flow hedging instruments	147	(249)	186
Gains on available-for-sale financial assets	14	15	11
Exchange (losses)/gains on translating foreign operations	(1,942)	458	1,002
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(94)	(97)	(18)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	(27)	(25)	1
Total Share of Other comprehensive (loss)/income for equity method investees	(121)	(122)	(17)
Items relating to discontinued operations	0	0	21
Total Items that may be reclassified to the Consolidated Income Statement	(1,902)	102	1,203
Total Other comprehensive income	(1,964)	681	1,884
Tax effect	(31)	(192)	(249)
Tax effect - discontinued operations	0	0	(4)
Total Other comprehensive (loss)/income, net of tax (B1)(B2)(B)	€ (1,995)	€ 489	€ 1,631